DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Advances from Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Advances from customers	$ 81,004	$ 37,594
Non-current [Abstract]
Advances from customers	298,169	313,686
Aluar Aluminio Argentino S.A.C.I. ("Aluar") [Member]
Current [Abstract]
Advances from customers	6,742	6,742
Non-current [Abstract]
Advances from customers	138,238	144,980
Advances From Customers -UT- [Member]
Current [Abstract]
Advances from customers	59,868	0
Non-current [Abstract]
Advances from customers	0	0
Total Austral S.A. ("Total Austral") [Member]
Current [Abstract]
Advances from customers	0	795
Non-current [Abstract]
Advances from customers	0	0
YPF S.A. ("YPF") [Member]
Current [Abstract]
Advances from customers	2,526	2,434
Non-current [Abstract]
Advances from customers	4,517	6,947
Pan American Sur S.A. ("PAS") [Member]
Current [Abstract]
Advances from customers	0	530
Non-current [Abstract]
Advances from customers	0	0
Pan American Energy L.L.C. ("PAE") [Member]
Current [Abstract]
Advances from customers	2,182	2,182
Non-current [Abstract]
Advances from customers	56,805	58,976
PBB Polisur S.A. ("Polisur") [Member]
Current [Abstract]
Advances from customers	5,115	3,905
Non-current [Abstract]
Advances from customers	94,804	98,531
Otros [Member]
Current [Abstract]
Advances from customers	4,571	21,006
Non-current [Abstract]
Advances from customers	$ 3,805	$ 4,252